Total
Invesco Rising Dividends Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Rising Dividends Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Rising Dividends Fund	Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none	none	none
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.24%	0.74%	0.65%	0.65%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Rising Dividends Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	645	848	1,067	1,696
Class C	277	548	944	1,853
Class R	126	393	681	1,500
Class Y	76	237	411	918
Class R5	66	208	362	810
Class R6	66	208	362	810

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Rising Dividends Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	645	848	1,067	1,696
Class C	177	548	944	1,853
Class R	126	393	681	1,500
Class Y	76	237	411	918
Class R5	66	208	362	810
Class R6	66	208	362	810

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund emphasizes investments in companies that are expected to grow their dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them and companies that do not currently pay dividends but are expected to begin paying them in the near future, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund can invest in issuers in all capitalization ranges. Currently, the Fund’s stock investments are focused on large-cap issuers, but that emphasis can change over time. While the Fund mainly invests in common stocks of U.S. companies, it may also invest in other securities, including foreign securities, convertible securities, preferred stocks, and derivatives.
In selecting investments for the Fund, the Fund uses a “bottom up” approach that focuses on the fundamental prospects of individual companies and issuers. The Fund mainly seeks companies that are believed to possess durable advantages relative to competitors within its industry, as well as whose managers generally prioritize dividend growth relative to other uses of corporate cash flow.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Rising Dividends Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	18.62%
Worst Quarter	March 31, 2020	-20.66%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Rising Dividends Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	11.14%	12.54%		8.54%		Apr. 30, 1980
Class C	15.70%	12.95%		8.50%		Sep. 01, 1993
Class R	17.31%	13.53%		8.88%		Mar. 01, 2001
Class Y	17.90%	14.09%		9.42%		Dec. 16, 1996
Class R5	18.01%	14.18%	[1]	9.33%	[1]	May 24, 2019
Class R6	17.99%	14.22%		9.58%		Feb. 28, 2012
After Taxes on Distributions | Class A	9.22%	10.84%		6.67%
After Taxes on Distributions and Sale of Fund Shares | Class A	7.92%	9.84%		6.43%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%		11.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%		12.03%
[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.